Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Sendas Distributor S.A.
Entity Central Index Key	0001834048
Entity File Number	001-39928
Entity Incorporation, State or Country Code	D5
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Avenida Ayrton Senna, No. 6,000
Entity Address, Address Line Two	Lote 2, Pal 48959, Anexo A
Entity Address, Address Line Three	Jacarepaguá
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22775-005
Entity Listings [Line Items]
Title of 12(b) Security	None
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	1,352,215,647
Common Shares, without par value
Entity Listings [Line Items]
Title of 12(g) Security	Common Shares, without par value
American Depositary Share, each representing five common shares
Entity Listings [Line Items]
Title of 12(g) Security	American Depositary Share, each representing five common shares
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Vitor Fagá de Almeida
Contact Personnel Email Address	ri.assai@assai.com.br
Entity Address, Address Line One	Avenida Ayrton Senna, No. 6,000
Entity Address, Address Line Two	Lote 2, Pal 48959, Anexo A
Entity Address, Address Line Three	Jacarepaguá
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22775-005
Entity Phone Fax Numbers [Line Items]
City Area Code	55
Local Phone Number	11 3411 5042